Davis ETFs

# Davis Select U.S. Equity ETF | DUSA

# Davis Select Financial ETF | DFNL

# Davis Select Worldwide ETF | DWLD

# Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

July 31, 2021

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (95.11%)
COMMUNICATION SERVICES – (15.02%)
Media & Entertainment – (15.02%)
Alphabet Inc., Class C *	14,267	$38,583,960
Facebook, Inc., Class A *	55,741	19,860,519
	Total Communication Services	58,444,479
CONSUMER DISCRETIONARY – (12.41%)
Retailing – (12.41%)
Alibaba Group Holding Ltd., ADR (China)*	77,653	15,157,089
Amazon.com, Inc. *	7,635	25,406,150
Naspers Ltd. - N (South Africa)	20,982	4,041,375
Vroom, Inc. *	99,452	3,683,702
	Total Consumer Discretionary	48,288,316
FINANCIALS – (56.06%)
Banks – (20.86%)
Bank of America Corp.	189,820	7,281,495
Danske Bank A/S (Denmark)	249,255	4,372,197
DBS Group Holdings Ltd. (Singapore)	801,491	17,988,370
JPMorgan Chase & Co.	84,424	12,813,875
U.S. Bancorp	267,425	14,852,785
Wells Fargo & Co.	519,476	23,864,727
		81,173,449
Diversified Financials – (28.04%)
Capital Markets – (2.77%)
Bank of New York Mellon Corp.	210,244	10,791,825
Consumer Finance – (17.38%)
American Express Co.	99,869	17,030,661
Capital One Financial Corp.	312,866	50,590,432
		67,621,093
Diversified Financial Services – (7.89%)
Berkshire Hathaway Inc., Class B *	110,256	30,683,142
		109,096,060
Insurance – (7.16%)
Life & Health Insurance – (4.31%)
AIA Group Ltd. (Hong Kong)	639,020	7,655,593
Ping An Insurance (Group) Co. of China Ltd. - H (China)	1,037,990	9,102,774
		16,758,367
Property & Casualty Insurance – (2.85%)
Markel Corp. *	9,197	11,093,145
		27,851,512
	Total Financials	218,121,021
HEALTH CARE – (5.06%)
Health Care Equipment & Services – (3.17%)
Cigna Corp.	13,196	3,028,350
Quest Diagnostics Inc.	65,705	9,316,969
		12,345,319
Pharmaceuticals, Biotechnology & Life Sciences – (1.89%)
Viatris Inc.	521,417	7,336,337
	Total Health Care	19,681,656

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	July 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (1.11%)
	Capital Goods – (1.11%)
	Raytheon Technologies Corp.	49,334	$4,289,591
		Total Industrials	4,289,591
INFORMATION TECHNOLOGY – (5.45%)
	Semiconductors & Semiconductor Equipment – (5.45%)
	Applied Materials, Inc.	84,247	11,788,683
	Intel Corp.	175,406	9,422,810
		Total Information Technology	21,211,493
	TOTAL COMMON STOCK – (Identified cost $242,541,339)		370,036,556
SHORT-TERM INVESTMENTS – (4.32%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.045%, 08/02/21, dated 07/30/21, repurchase value of $7,298,027 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-3.625%, 11/15/22-04/15/28, total market value $7,443,960)	$7,298,000	7,298,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $7,704,032 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/31/21-08/15/56, total market value $7,858,080)	7,704,000	7,704,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $1,825,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 07/01/31-07/01/51, total market value $1,861,500)	1,825,000	1,825,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $16,827,000)		16,827,000
	Total Investments – (99.43%) – (Identified cost $259,368,339)		386,863,556
	Other Assets Less Liabilities – (0.57%)		2,215,216
		Net Assets – (100.00%)	$389,078,772

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (97.48%)
FINANCIALS – (97.48%)
Banks – (44.09%)
Banks – (41.82%)
Bank of America Corp.	244,575	$9,381,897
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	141,031	4,673,767
Danske Bank A/S (Denmark)	383,512	6,727,208
DBS Group Holdings Ltd. (Singapore)	372,486	8,359,939
DNB Bank ASA (Norway)	342,881	7,026,640
JPMorgan Chase & Co.	60,768	9,223,367
M&T Bank Corp.	24,295	3,251,886
Metro Bank PLC (United Kingdom)*	332,578	443,792
PNC Financial Services Group, Inc.	54,227	9,891,547
Truist Financial Corp.	32,110	1,747,747
U.S. Bancorp	267,905	14,879,444
Wells Fargo & Co.	264,074	12,131,559
		87,738,793
Thrifts & Mortgage Finance – (2.27%)
Rocket Companies, Inc., Class A	276,654	4,769,515
		92,508,308
Diversified Financials – (33.82%)
Capital Markets – (12.79%)
Bank of New York Mellon Corp.	172,597	8,859,404
Charles Schwab Corp.	101,531	6,899,031
Julius Baer Group Ltd. (Switzerland)	133,827	8,855,319
State Street Corp.	25,500	2,222,070
		26,835,824
Consumer Finance – (14.86%)
American Express Co.	53,062	9,048,663
Capital One Financial Corp.	136,923	22,140,449
		31,189,112
Diversified Financial Services – (6.17%)
Berkshire Hathaway Inc., Class B *	46,507	12,942,433
		70,967,369
Insurance – (19.57%)
Life & Health Insurance – (1.04%)
Ping An Insurance (Group) Co. of China Ltd. - H (China)	249,150	2,184,950
Property & Casualty Insurance – (14.15%)
Chubb Ltd.	67,920	11,460,821
Loews Corp.	148,323	7,954,562
Markel Corp. *	8,509	10,263,301
		29,678,684
Reinsurance – (4.38%)
Alleghany Corp. *	9,485	6,289,504
Everest Re Group, Ltd.	7,528	1,903,304
Greenlight Capital Re, Ltd., Class A *	114,264	1,005,523
		9,198,331
		41,061,965
	Total Financials	204,537,642
TOTAL COMMON STOCK – (Identified cost $159,765,224)		204,537,642

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	July 31, 2021 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (2.56%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.045%, 08/02/21, dated 07/30/21, repurchase value of $2,330,009 (collateralized by: U.S. Government agency obligation in a pooled cash account, 0.00%, 02/15/39, total market value $2,376,600)	$2,330,000	$2,330,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $2,459,010 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/31/21-08/15/56, total market value $2,508,180)	2,459,000	2,459,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $582,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-2.00%, 07/01/31-07/01/36, total market value $593,640)	582,000	582,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,371,000)		5,371,000
	Total Investments – (100.04%) – (Identified cost $165,136,224)		209,908,642
	Liabilities Less Other Assets – (0.04%)		(90,364)
		Net Assets – (100.00%)	$209,818,278

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (98.11%)
COMMUNICATION SERVICES – (16.48%)
Media & Entertainment – (16.48%)
Alphabet Inc., Class C *	7,068	$19,114,840
Baidu, Inc., Class A, ADR (China)*	43,993	7,215,292
Facebook, Inc., Class A *	47,299	16,852,634
IAC/InterActiveCorp *	39,880	5,475,125
iQIYI, Inc., Class A, ADR (China)*	306,277	3,418,051
Kuaishou Technology, Class B (China)*	4,200	59,505
Liberty Media Corp., Liberty Formula One, Series A *	84,293	3,494,788
Liberty Media Corp., Liberty Formula One, Series C *	112,090	5,260,384
Vimeo, Inc. *	64,738	2,900,262
	Total Communication Services	63,790,881
CONSUMER DISCRETIONARY – (24.58%)
Retailing – (24.58%)
Alibaba Group Holding Ltd., ADR (China)*	93,451	18,240,701
Amazon.com, Inc. *	4,021	13,380,239
JD.com, Inc., Class A, ADR (China)*	283,266	20,077,894
Meituan, Class B (China)*	390,340	10,799,315
Naspers Ltd. - N (South Africa)	71,467	13,765,370
Prosus N.V., Class N (Netherlands)	84,880	7,536,561
Quotient Technology Inc. *	300,280	3,261,041
Vroom, Inc. *	218,912	8,108,500
	Total Consumer Discretionary	95,169,621
CONSUMER STAPLES – (0.97%)
Food, Beverage & Tobacco – (0.97%)
Darling Ingredients Inc. *	54,493	3,763,832
	Total Consumer Staples	3,763,832
FINANCIALS – (39.00%)
Banks – (19.89%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	175,796	5,825,879
Danske Bank A/S (Denmark)	1,064,336	18,669,584
DBS Group Holdings Ltd. (Singapore)	943,636	21,178,620
DNB Bank ASA (Norway)	237,275	4,862,462
Metro Bank PLC (United Kingdom)*	648,169	864,917
Wells Fargo & Co.	556,885	25,583,297
		76,984,759
Diversified Financials – (12.38%)
Capital Markets – (3.32%)
Julius Baer Group Ltd. (Switzerland)	135,326	8,954,507
Noah Holdings Ltd., Class A, ADS (China)*	101,252	3,908,327
		12,862,834
Consumer Finance – (4.23%)
Capital One Financial Corp.	101,104	16,348,517
Diversified Financial Services – (4.83%)
Berkshire Hathaway Inc., Class B *	67,192	18,698,862
		47,910,213
Insurance – (6.73%)
Life & Health Insurance – (6.73%)
AIA Group Ltd. (Hong Kong)	1,282,390	15,363,300

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2021 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Life & Health Insurance – (Continued)
Ping An Insurance (Group) Co. of China Ltd. - H (China)	1,220,645	$10,704,588
		26,067,888
	Total Financials	150,962,860
HEALTH CARE – (4.06%)
Health Care Equipment & Services – (1.34%)
Cigna Corp.	22,568	5,179,130
Pharmaceuticals, Biotechnology & Life Sciences – (2.72%)
Viatris Inc.	749,352	10,543,383
	Total Health Care	15,722,513
INDUSTRIALS – (0.53%)
Transportation – (0.53%)
DiDi Global Inc., Class A, ADS (China)*	200,258	2,064,660
	Total Industrials	2,064,660
INFORMATION TECHNOLOGY – (12.49%)
Semiconductors & Semiconductor Equipment – (5.89%)
Applied Materials, Inc.	86,776	12,142,566
Intel Corp.	198,192	10,646,874
		22,789,440
Software & Services – (0.89%)
Clear Secure, Inc., Class A *	69,668	3,443,689
Technology Hardware & Equipment – (5.71%)
Hollysys Automation Technologies Ltd. (China)	682,227	10,287,983
Samsung Electronics Co., Ltd. (South Korea)	173,065	11,811,000
		22,098,983
	Total Information Technology	48,332,112
TOTAL COMMON STOCK – (Identified cost $304,741,714)		379,806,479
SHORT-TERM INVESTMENTS – (2.20%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.045%, 08/02/21, dated 07/30/21, repurchase value of $3,694,014 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.375%, 04/15/32, total market value $3,767,880)	$3,694,000	3,694,000
StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $3,899,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/31/21-08/15/56, total market value $3,976,980)	3,899,000	3,899,000
Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $924,004 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%-3.00%, 07/01/41-07/01/51, total market value $942,480)	924,000	924,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,517,000)		8,517,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	July 31, 2021 (Unaudited)

	Total Investments – (100.31%) – (Identified cost $313,258,714)	$388,323,479
	Liabilities Less Other Assets – (0.31%)	(1,208,337)
	Net Assets – (100.00%)	$387,115,142

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	July 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCK – (97.82%)
COMMUNICATION SERVICES – (5.13%)
Media & Entertainment – (5.13%)
Baidu, Inc., Class A, ADR (China)*	49,450	$8,110,295
iQIYI, Inc., Class A, ADR (China)*	516,526	5,764,430
Kuaishou Technology, Class B (China)*	3,480	49,304
	Total Communication Services	13,924,029
CONSUMER DISCRETIONARY – (26.48%)
Consumer Durables & Apparel – (3.88%)
Fila Holdings Corp. (South Korea)	231,915	10,524,636
Retailing – (22.60%)
Alibaba Group Holding Ltd., ADR (China)*	76,986	15,026,897
JD.com, Inc., Class A, ADR (China)*	195,605	13,864,482
Meituan, Class B (China)*	504,070	13,945,819
Naspers Ltd. - N (South Africa)	54,523	10,501,760
Prosus N.V., Class N (Netherlands)	69,769	6,194,844
Trip.com Group Ltd., ADR (China)*	70,274	1,822,205
		61,356,007
	Total Consumer Discretionary	71,880,643
FINANCIALS – (36.55%)
Banks – (20.80%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	408,967	13,553,167
Danske Bank A/S (Denmark)	814,007	14,278,547
DBS Group Holdings Ltd. (Singapore)	761,690	17,095,091
DNB Bank ASA (Norway)	528,947	10,839,679
Metro Bank PLC (United Kingdom)*	516,133	688,728
		56,455,212
Diversified Financials – (7.26%)
Capital Markets – (7.26%)
Julius Baer Group Ltd. (Switzerland)	234,236	15,499,371
Noah Holdings Ltd., Class A, ADS (China)*	109,243	4,216,780
		19,716,151
Insurance – (8.49%)
Life & Health Insurance – (8.49%)
AIA Group Ltd. (Hong Kong)	1,159,690	13,893,328
Ping An Insurance (Group) Co. of China Ltd. - H (China)	1,042,216	9,139,834
		23,033,162
	Total Financials	99,204,525
HEALTH CARE – (3.68%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.68%)
Novartis AG, ADR (Switzerland)	46,712	4,315,721
Roche Holding AG - Genusschein (Switzerland)	14,629	5,657,968
	Total Health Care	9,973,689
INDUSTRIALS – (13.76%)
Capital Goods – (13.02%)
Brenntag SE (Germany)	47,549	4,749,299
Ferguson PLC (United Kingdom)	108,724	15,248,660
Schneider Electric SE (France)	91,544	15,344,335
		35,342,294

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	July 31, 2021 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
	Transportation – (0.74%)
	DiDi Global Inc., Class A, ADS (China)*	194,689	$2,007,243
		Total Industrials	37,349,537
INFORMATION TECHNOLOGY – (12.22%)
	Semiconductors & Semiconductor Equipment – (4.36%)
	Tokyo Electron Ltd. (Japan)	28,900	11,833,444
	Technology Hardware & Equipment – (7.86%)
	Hollysys Automation Technologies Ltd. (China)	519,696	7,837,016
	Samsung Electronics Co., Ltd. (South Korea)	197,782	13,497,837
			21,334,853
		Total Information Technology	33,168,297
	TOTAL COMMON STOCK – (Identified cost $218,555,038)		265,500,720
SHORT-TERM INVESTMENTS – (2.68%)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.045%, 08/02/21, dated 07/30/21, repurchase value of $3,151,012 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-3.625%, 11/15/22-08/15/40, total market value $3,214,020)	$3,151,000	3,151,000
	StoneX Financial Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $3,327,014 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 07/31/21-08/15/56, total market value $3,393,540)	3,327,000	3,327,000
	Truist Securities, Inc. Joint Repurchase Agreement, 0.05%, 08/02/21, dated 07/30/21, repurchase value of $788,003 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%-3.00%, 07/01/31-07/01/51, total market value $803,760)	788,000	788,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $7,266,000)		7,266,000
	Total Investments – (100.50%) – (Identified cost $225,821,038)		272,766,720
	Liabilities Less Other Assets – (0.50%)		(1,347,204)
		Net Assets – (100.00%)	$271,419,516

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
July 31, 2021 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
July 31, 2021 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2021 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$58,444,479	$–	$63,790,881	$13,924,029
Consumer Discretionary	48,288,316	–	95,169,621	71,880,643
Consumer Staples	–	–	3,763,832	–
Financials	218,121,021	204,537,642	150,962,860	99,204,525
Health Care	19,681,656	–	15,722,513	9,973,689
Industrials	4,289,591	–	2,064,660	37,349,537
Information Technology	21,211,493	–	48,332,112	33,168,297
Total Level 1	370,036,556	204,537,642	379,806,479	265,500,720
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	16,827,000	5,371,000	8,517,000	7,266,000
Total Level 2	16,827,000	5,371,000	8,517,000	7,266,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$386,863,556	$209,908,642	$388,323,479	$272,766,720

Federal Income Taxes

At July 31, 2021, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$130,222,186	$47,405,456	$87,350,177	$54,886,355
Unrealized depreciation	(3,978,576)	(3,106,784)	(15,494,396)	(10,328,707)
Net unrealized appreciation	$126,243,610	$44,298,672	$71,855,781	$44,557,648
Aggregate cost	$260,619,946	$165,609,970	$316,467,698	$228,209,072